Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable And Accrued Liabilities Details
Balance, December 31, 2016 and 2015	$ 54	$ 0
Add:
Excess of subscription price over fair value of flow through common shares		57
Foreign currency translation adjustment		4
Less:
Income tax recovery	(54)	(7)	$ 0
Balance, December 31, 2017	$ 0	$ 54	$ 0